Risk Management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	R$ 17,601,626
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	(912,372)
Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(2,350,046)
Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred 1 [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(148,838)
Probable Scenario [Member] | Interest rate risk [member] | Financial Income [Member]
IfrsStatementLineItems [Line Items]
Assets	872,187
Probable Scenario [Member] | Interest rate risk [member] | Operating Revenue [Member]
IfrsStatementLineItems [Line Items]
Assets	878,321
CDI [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	5,659,878
Liabilities	R$ (15,250,135)
CDI [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets Interest Rate	15.41%
Liabilities Interest Rate	15.41%
CDI Net Exposure [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ (9,590,257)
Exposure interest rate risk	9,590,257
CDI Net Exposure [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	(1,477,859)
Exposure interest rate risk	1,477,859
IPCA [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	17,601,626
Liabilities	R$ (2,982,735)
IPCA [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets Interest Rate	4.99%
Liabilities Interest Rate	4.99%
IPCA Net Exposure [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ 14,618,891
Exposure interest rate risk	(14,618,891)
IPCA Net Exposure [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	(729,483)
Exposure interest rate risk	729,483
TURKIYE [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,683,342)
TURKIYE [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	0.0191%
TURKIYE [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (322)
TJLP [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,067,436)
TJLP [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	795.00%
TJLP [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (84,861)
SOFR [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,882,325)
SOFR [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	4.187%
SOFR [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (78,813)